Note 7 - Subsequent Events (Details) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 04, 2005
Details
Common Stock, Shares Authorized		180	5,000	5,000	5,000
Stock Issued During Period, Shares, Other	120
Sale of Stock, Consideration Received on Transaction	$ 100,000